Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon Short Term Municipal Bond Fund
Entity Central Index Key	dei_EntityCentralIndexKey	0000810305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2025
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Aug. 01, 2025
BNY Mellon Short Term Municipal Bond Fund | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMBAX
BNY Mellon Short Term Municipal Bond Fund | D
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSIBX
BNY Mellon Short Term Municipal Bond Fund | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIMIX
BNY Mellon Short Term Municipal Bond Fund | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMYBX